W&R TARGET FUNDS, INC.

Supplement dated July 31, 2008
to the
Prospectus dated May 1, 2008
and to the
Statement of Additional Information dated May 1, 2008

Effective July 31, 2008, the name of W&R Target Funds, Inc. (Corporation) is changed to the following:

Ivy Funds Variable Insurance Portfolios, Inc.

Effective July 31, 2008, the name of each series of the Corporation is changed as follows:

Previous Name	New Name

W&R Target Funds, Inc. Asset Strategy Portfolio	Ivy Funds VIP Asset Strategy
W&R Target Funds, Inc. Balanced Portfolio	Ivy Funds VIP Balanced
W&R Target Funds, Inc. Bond Portfolio	Ivy Funds VIP Bond
W&R Target Funds, Inc. Core Equity Portfolio	Ivy Funds VIP Core Equity
W&R Target Funds, Inc. Dividend Income Portfolio	Ivy Funds VIP Dividend Opportunities
W&R Target Funds, Inc. Energy Portfolio	Ivy Funds VIP Energy
W&R Target Funds, Inc. Global Natural Resources Portfolio	Ivy Funds VIP Global Natural Resources
W&R Target Funds, Inc. Growth Portfolio	Ivy Funds VIP Growth
W&R Target Funds, Inc. High Income Portfolio	Ivy Funds VIP High Income
W&R Target Funds, Inc. International Growth Portfolio	Ivy Funds VIP International Growth
W&R Target Funds, Inc. International Value Portfolio	Ivy Funds VIP International Value
W&R Target Funds, Inc. Micro Cap Growth Portfolio	Ivy Funds VIP Micro Cap Growth
W&R Target Funds, Inc. Mid Cap Growth Portfolio	Ivy Funds VIP Mid Cap Growth
W&R Target Funds, Inc. Money Market Portfolio	Ivy Funds VIP Money Market
W&R Target Funds, Inc. Mortgage Securities Portfolio	Ivy Funds VIP Mortgage Securities
W&R Target Funds, Inc. Real Estate Securities Portfolio	Ivy Funds VIP Real Estate Securities
W&R Target Funds, Inc. Science and Technology Portfolio	Ivy Funds VIP Science and Technology
W&R Target Funds, Inc. Small Cap Growth Portfolio	Ivy Funds VIP Small Cap Growth
W&R Target Funds, Inc. Small Cap Value Portfolio	Ivy Funds VIP Small Cap Value
W&R Target Funds, Inc. Value Portfolio	Ivy Funds VIP Value
W&R Target Funds, Inc. Pathfinder Aggressive Portfolio	Ivy Funds VIP Pathfinder Aggressive
W&R Target Funds, Inc. Pathfinder Moderately Aggressive Portfolio	Ivy Funds VIP Pathfinder Moderately Aggressive
W&R Target Funds, Inc. Pathfinder Moderate Portfolio	Ivy Funds VIP Pathfinder Moderate
W&R Target Funds, Inc. Pathfinder Moderately Conservative Portfolio	Ivy Funds VIP Pathfinder Moderately Conservative
W&R Target Funds, Inc. Pathfinder Conservative Portfolio	Ivy Funds VIP Pathfinder Conservative

Also effective July 31, 2008, the investment objective of Ivy Funds VIP Dividend Opportunities is changed to the following:
to provide total return.